[USAA EAGLE LOGO (R)]

                                                                                                     November 22, 2011

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:        USAA MUTUAL FUNDS TRUST
         INFORMATION STATEMENT ON SCHEDULE 14C (FILE NO. 811-7852)

Ladies and Gentlemen:

Please find enclosed for filing on behalf of USAA Mutual Funds Trust (the Trust), pursuant to the  Securities Exchange Act of 1934, as amended, and the regulations thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, a Preliminary Information Statement on Schedule 14C.

The Information Statement relates to the appointment of Quantitative Management Associates, LLC as an investment subadviser to the USAA First Start Growth Fund, a series of the Trust.

If you have any questions or comments concerning the foregoing, please do not hesitate to contact me at (210) 498-4628.

Sincerely,

James G. Whetzel
Assistant Secretary

Enclosures

cc:  K&L Gates LLP

USAA Investment Management Company